Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Summary of intangible assets
		Trademarks,	Contract-
	Exploration	patented and	based	Other
	and	non-patented	intangible	intangible
	evaluation (a)	technology	assets (b)	assets	Total
Year ended 31 December 2018	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2018	393	75	2,188	463	3,119
Adjustment on currency translation	(25)	(3)	(171)	(46)	(245)
Expenditure during the year	90	1	-	83	174
Amortisation for the year (c)	-	(14)	(23)	(96)	(133)
Impairment charges (d)	-	-	-	(2)	(2)
Disposals, transfers and other movements (e)	(225)	-	(12)	103	(134)
At 31 December 2018	233	59	1,982	505	2,779
– cost	2,346	217	3,114	1,538	7,215
– accumulated amortisation and impairment	(2,113)	(158)	(1,132)	(1,033)	(4,436)

		Trademarks,	Contract-
	Exploration	patented and	based	Other
	and	non-patented	intangible	intangible
	evaluation (a)	technology	assets (b)	assets	Total
Year ended 31 December 2017	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2017	711	78	2,103	387	3,279
Adjustment on currency translation	27	10	150	29	216
Expenditure during the year	57	-	-	65	122
Amortisation for the year (c)	-	(13)	(67)	(97)	(177)
Impairment charges (d)	(357)	-	-	-	(357)
Disposals, transfers and other movements (e)	(45)	-	2	79	36
At 31 December 2017	393	75	2,188	463	3,119
– cost	2,658	224	3,438	1,537	7,857
– accumulated amortisation and impairment	(2,265)	(149)	(1,250)	(1,074)	(4,738)

(a)	Exploration and evaluation assets’ useful lives are not determined until transferred to property, plant and equipment.
(b)

The Group benefits from certain intangible assets acquired with Alcan, including power supply contracts, customer contracts and water rights. The water rights are expected to contribute to the efficiency and cost-effectiveness of operations for the foreseeable future: accordingly, these rights are considered to have indefinite lives and are not subject to amortisation but are tested annually for impairment. These water rights constitute the majority of the amounts in “Contract-based intangible assets”.

The remaining carrying value of the water rights (US$1,684 million) as at 31 December 2018 relates wholly to the Quebec smelters CGU. The Quebec smelters CGU was tested for impairment by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i). The recoverable amount of the Quebec smelters is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, post-tax cash flows expressed in real terms have been estimated over the expected useful economic lives of the underlying smelting assets and discounted using a real post-tax discount rate of 6.8% (2017: 6.7%).

The recoverable amounts were determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining water rights to be impaired.

(c)

Finite life intangible assets are amortised over their useful economic lives on a straight line or units of production basis, as appropriate. Where amortisation is calculated on a straight line basis, the following useful lives have been determined:

Trademarks, patented and non-patented technology

Trademarks: 14 to 20 years

Patented and non-patented technology: ten to 20 years

Contract-based intangible assets

Power contracts/water rights: two to 45 years

Other purchase and customer contracts: five to 15 years

Other intangible assets

Internally generated intangible assets and computer software: two to five years

Other intangible assets: two to 20 years

(d)	Impairment charges in 2018 relate to the ISAL Smelter (see note 6). Impairment charges in 2017 relate to the full write-off of the Roughrider deposit in Canada (see note 6).
(e)

Disposals, transfers and other movements includes transfers to assets held for sale relating to Rössing Uranium and ISAL assets, transfers to Mining properties and leases in relation to the Koodaideri mine from Exploration and evaluation, offset by transfers into other intangibles as part of the Autohaul project. Disposals, transfers and other movements for Exploration and evaluation in 2017 included US$34 million transferred to Mining Property in relation to the Kemano tunnel following approval of the project.

Summary of exploration and evaluation expenditure

The charge for the year and the net amount of intangible assets capitalised during the year are as follows:

	2018	2017	2016
	US$m	US$m	US$m
Net expenditure in the year (net of cash proceeds of US$233 million (2017: US$3 million; 2016: US$208 million) on disposal of undeveloped projects)	(345)	(493)	(284)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	45	(24)	(177)
Amount capitalised during the year	90	57	8
Net charge for the year	(210)	(460)	(453)
Reconciliation to income statement
Exploration and evaluation costs	(488)	(445)	(497)
Profit/(loss) relating to interests in undeveloped projects (a)	278	(15)	44
Net charge for the year	(210)	(460)	(453)

(a)

During 2018, profit relating to interests in undeveloped properties relates to the gains on the sales of Valeria (US$83 million) and Winchester South (US$195 million) undeveloped properties which are included within underlying earnings.